Related Party Transactions - Skaugen - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 13, 2014 m3
Related Party Transaction [Line Items]
Acquisition cost of vessels and associated fixed-rate contracts	$ 194,255,000	$ 470,213,000	$ 39,894,000
Skaugen [Member]
Related Party Transaction [Line Items]
Volume of vessels				10,200
Acquisition cost of vessels and associated fixed-rate contracts				27,000,000
Operating lease arrangement period, lessor				5 years
Teekay Corporation [Member]
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor	10 years
Teekay Corporation [Member] | Skaugen [Member]
Related Party Transaction [Line Items]
Percentage interest sold in Norgas Napa				1.00%
Sale price of interest sold in Norgas Napa				$ 200,000